Combined Debtor-In-Possession Financial Information - Combined Debtors' Statements of Cash Flows (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss)	$ 250,228	$ (23,665)		$ (50,868)	$ (21,454)	$ (1,155,739)	$ (3,978,459)	$ (874,366)	$ (1,130,535)
Adjustments to reconcile net loss to net cash flow from operating activities:
Depreciation and amortization	20,622	25,248		90,606	64,831	283,652	374,129	440,221	486,530
Loss on impairment	0				0	1,119,517	3,915,408	615,294	802,133
Reorganization items, net	(280,790)				0	(11,531)	(17,366)	0	0
Gain on extinguishment of debt, net	0	(973)		(17,847)	0	(17,254)	(17,254)	(30,616)	1,793
Deferred income taxes	2,501				(9,170)	6,825	(26,325)	(17,825)	(68,416)
Amortization of share-based compensation	710				11,624	7,352	9,169	14,737	23,993
Other costs, net	(10,754)				1,912	(53,179)	(61,550)	60,259	6,446
Changes in components of working capital:
Change in taxes receivable	1,789				(13,810)	(29,581)	(29,880)	11,225	(84,847)
Net changes in other operating assets and liabilities	26,176				10,173	(27,442)	(45,565)	9,708	34,940
Net cash provided by (used in) operating activities	(45,448)				24,028	236,666	273,197	186,771	171,851
Cash flows from investing activities
Proceeds from disposal of assets, net	194				31,247	1,428	27,366	12,753	5,402
Net cash provided by (used in) investing activities	(14,435)				(31,533)	(111,175)	(121,520)	(256,030)	(189,377)
Cash flows from financing activities
Borrowings on credit facilities	177,500				40,000	210,000	210,000	755,000	0
Repayments of debt	0				0	(101,132)	(101,132)	(400,000)	(972,708)
Taxes withheld on employee stock transactions	(1)				0	(417)	(418)	(2,779)	(3,470)
Net cash provided by (used in) financing activities	(191,165)				13,147	107,441	107,440	(200,724)	(269,396)
Net increase (decrease) in cash, cash equivalents and restricted cash	(251,048)				5,642	232,932	259,117	(269,983)	(286,922)
Cash, cash equivalents and restricted cash, beginning of period	365,041		$ 338,856		113,993	105,924	105,924	375,907	662,829
Cash, cash equivalents and restricted cash, end of period	113,993	$ 119,635	365,041	$ 338,856	$ 119,635	338,856	365,041	105,924	$ 375,907
Parent Company And Subsidiaries Debtor In Possession
Cash flows from operating activities
Net income (loss)							(3,988,823)
Adjustments to reconcile net loss to net cash flow from operating activities:
Depreciation and amortization							372,663
Loss on impairment							3,914,608
Reorganization items, net							(17,366)
Gain on extinguishment of debt, net							(17,254)
Deferred income taxes							(26,435)
Amortization of share-based compensation							9,169
Other costs, net							(42,020)
Changes in components of working capital:
Change in taxes receivable							28,117
Net changes in other operating assets and liabilities							(274,902)
Net changes in other operating assets and liabilities with non-debtor affiliates							(143,759)
Net cash provided by (used in) operating activities							(186,002)
Cash flows from investing activities
Capital expenditures							(148,028)
Proceeds from disposal of assets, net							26,999
Net cash provided by (used in) investing activities							(121,029)
Cash flows from financing activities
Borrowings on credit facilities							210,000
Repayments of debt							(101,132)
Cash paid to settle equity awards							(1,010)
Other financing activities with non-debtor affiliates							348,107
Taxes withheld on employee stock transactions							(418)
Net cash provided by (used in) financing activities							455,547
Net increase (decrease) in cash, cash equivalents and restricted cash							148,516
Cash, cash equivalents and restricted cash, beginning of period	$ 222,198					$ 73,682	73,682
Cash, cash equivalents and restricted cash, end of period			$ 222,198				$ 222,198	$ 73,682